Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Right-of-use assets	Right-of-use assets
		Spain			Israel
	Italy	Subsidized Solar Plants	28 MW Solar	Talasol Solar	Pumped Storage	USA	Total
	€ in thousands
Cost

Balance as at January 1, 2026	22,656	889	1,387	7,252	9,362	2,840	44,386
Additions	1,312	14	35	-	59	2,478	3,898
Depreciation for the period	(393)	(48)	(23)	(246)	(250)	(54)	(1,014)
Effect of changes in exchange rates	-	-	-	-	962	148	1,110
Balance as at June 30, 2026	23,575	855	1,399	7,006	10,133	5,412	48,380

Schedule of Maturity Analysis of the Company’s Lease Liabilities

Maturity analysis of the Company’s lease liabilities

June 30, 2026
€ in thousands
Less than one year	950
One to five years	4,451
More than five years	34,815
Total	40,216

Current maturities of lease liability	950

Long-term lease liability	39,266